Derivative Financial Instruments for Hedging Purposes - Schedule of Bank's Portfolio of Derivative Instruments (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	$ 29,714	$ 73,959
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	297,817	141,040
On demands [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 month and Up to 3 months [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 months and Up to 12 months [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets		131,987
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		134,806
Over 1 year and Up to 3 years [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	215,715	274,935
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	230,019	34,060
Over 3 years and up to 5 years [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets		122,041
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	254,545	132,265
Over 5 years [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	107,073	306,460
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	1,350,496	875,618
Total [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	322,788	835,423
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	1,835,060	1,176,749
Derivatives Held for Fair Value Hedges [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | On demands [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Up to 1 month [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 1 month and Up to 3 months [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 3 months and Up to 12 months [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 1 year and Up to 3 years [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 3 years and up to 5 years [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 5 years [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Total [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	29,714	73,959
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	297,817	141,040
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | On demands [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Up to 1 month [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 1 month and Up to 3 months [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 3 months and Up to 12 months [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets		131,987
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		134,806
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 1 year and Up to 3 years [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	215,715	274,935
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	230,019	34,060
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 3 years and up to 5 years [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets		122,041
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	254,545	132,265
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 5 years [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	107,073	306,460
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	1,350,496	875,618
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Total [Member]
Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	322,788	835,423
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	$ 1,835,060	$ 1,176,749